SCHEDULE OF FINANCE COSTS, NET (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Convertible loan notes		$ 151,245
Loan from immediate holding company		58,077
Loan from a related company		24,548
Lease liabilities	7,344	9,667
Finance costs	$ 7,344	$ 243,537